Capital Management and Risk Policies - Summary of Information On Balance Sheet Items And Their Collateral In Offsets As Well As Loan And Other Credit - Related Commitments (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2023 ARS ($)
Carrying Amount
Disclosure of maturity analysis for derivative financial liabilities [line items]
Advances	$ 241,596,034
Documents	1,418,845,984
Mortgage Loans	76,431,093
Pledge Loans	90,897,588
Personal Loans	515,494,913
Credit Card Loans	3,440,923,015
Financial Leases	12,887,521
Others	7,947,687,876
Total as of December 31, 2023	13,744,764,024
Loss Allowances
Disclosure of maturity analysis for derivative financial liabilities [line items]
Advances	(6,055,106)
Documents	(4,865,319)
Mortgage Loans	(9,344,833)
Pledge Loans	(780,538)
Personal Loans	(56,726,570)
Credit Card Loans	(135,025,266)
Financial Leases	(269,812)
Others	(65,720,437)
Total as of December 31, 2023	(278,787,881)
Net Gross Carrying Amount
Disclosure of maturity analysis for derivative financial liabilities [line items]
Advances	235,540,928
Documents	1,413,980,665
Mortgage Loans	67,086,260
Pledge Loans	90,117,050
Personal Loans	458,768,343
Credit Card Loans	3,305,897,749
Financial Leases	12,617,709
Others	7,881,967,439
Total as of December 31, 2023	13,465,976,143
Collateral´s Fair Value
Disclosure of maturity analysis for derivative financial liabilities [line items]
Advances	0
Documents	0
Mortgage Loans	1,094,745,502
Pledge Loans	544,782,445
Personal Loans	0
Credit Card Loans	0
Financial Leases	0
Others	298,730,043
Total as of December 31, 2023	$ 1,938,257,990